Stock-Based Compensation - Stock Option Activity (Parenthetical) (Details) - shares	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	8,972,709	9,757,282
MARIADB CORPORATION AB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		42,764,264	47,156,876
Revision of Prior Period, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		(33,006,982)
Revision of Prior Period, Adjustment [Member] | MARIADB CORPORATION AB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			1,106,511